Commitments, guarantees and pledged assets (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties

$ millions, as at October 31	2021	2020
	Contract amounts
Securities lending (1)	$50,578	$39,186
Unutilized credit commitments (2)	301,343	268,089
Backstop liquidity facilities	12,174	12,907
Standby and performance letters of credit	15,775	14,565
Documentary and commercial letters of credit	194	196
Other commitments to extend credit	978	2,149
	$381,042	$337,092

(1)	Excludes securities lending of $2.5 billion (2020: $1.8 billion) for cash because it is reported on the consolidated balance sheet.
(2)	Includes $141.5 billion (2020: $131.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.

Summary Of Asset Pledging Amounts and Related Activities	The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2021	2020
Assets pledged in relation to:
Securities lending	$50,895	$41,042
Obligations related to securities sold under repurchase agreements	73,687	69,528
Obligations related to securities sold short	22,790	15,963
Securitizations	18,824	20,818
Covered bonds	25,416	21,073
Derivatives	16,266	14,410
Foreign governments and central banks (1)	252	133
Clearing systems, payment systems, and depositories (2)	649	605
Other	374	400
	$209,153	$183,972

(1)	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories.